5 Adoption of new procedures, amendments to and interpretations (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Other accounts receivable	R$ 34	R$ 206
Total current assets	8,349	12,282
Other accounts receivable		37
Property and equipment, net	7,476	14,652	R$ 4,655	R$ 3,725
Total noncurrent assets	10,472	23,623
Total assets	18,821	35,905
Borrowings and financing	7,763	8,781
Leasing liabilities	172	404
Taxes and social contributions payable	424
Other current liabilities	184	479
Total current liabilities	8,786	13,930
Borrowings and financing	952	622
Leasing liabilities	2,604	3,347
Total noncurrent liabilities	8,688	12,274
Total shareholders' equity	1,347	9,701		3,024
Total liabilities and shareholders' equity	R$ 18,821	R$ 35,905
Originally presented [member]
Disclosure of initial application of standards or interpretations [line items]
Other accounts receivable			64	42	R$ 164
Total current assets			4,228	3,107	2,447
Other accounts receivable			43	229	226
Deferred income tax and social contribution				1
Property and equipment, net			3,603	2,825	2,111
Total noncurrent assets			5,726	4,229	3,299
Total assets			9,954	7,336	5,746
Borrowings and financing			680	27	2,160
Leasing liabilities
Taxes and social contributions payable			127
Other current liabilities			143	72
Total current liabilities			5,065	3,327	2,959
Borrowings and financing			107	460
Deferred income tax and social contribution			323
Leasing liabilities
Total noncurrent liabilities			680	891	458
Total liabilities			5,745	4,218	3,417
Total shareholders' equity			4,209	3,118	2,329
Total liabilities and shareholders' equity			9,954	7,336	5,746
IFRS 16 Effects [member]
Disclosure of initial application of standards or interpretations [line items]
Other accounts receivable			(30)	(15)	(13)
Total current assets			(30)	(15)	(13)
Other accounts receivable			(43)	(36)	(25)
Deferred income tax and social contribution				46	36
Property and equipment, net			1,052	900	675
Total noncurrent assets			1,009	910	686
Total assets			979	895	673
Borrowings and financing			(4)	(5)	(4)
Leasing liabilities			81	65	54
Taxes and social contributions payable			1
Other current liabilities			(18)	(6)
Total current liabilities			60	54	50
Borrowings and financing			(5)	(9)
Deferred income tax and social contribution			(58)
Leasing liabilities			1,099	944	693
Total noncurrent liabilities			1,036	935	693
Total liabilities			1,096	989	743
Total shareholders' equity			(117)	(94)	(70)
Total liabilities and shareholders' equity			979	895	673
After IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Other accounts receivable			34	27	151
Total current assets			4,198	3,092	2,434
Other accounts receivable				193	201
Deferred income tax and social contribution				47	36
Property and equipment, net			4,655	3,725	2,786
Total noncurrent assets			6,735	5,139	3,985
Total assets			10,933	8,231	6,419
Borrowings and financing			676	22	2,156
Leasing liabilities			81	65	54
Taxes and social contributions payable			128
Other current liabilities			125	66
Total current liabilities			5,125	3,381	3,009
Borrowings and financing			102	451
Deferred income tax and social contribution			265
Leasing liabilities			1,099	944	693
Total noncurrent liabilities			1,716	1,826	1,151
Total liabilities			6,841	5,207	4,160
Total shareholders' equity			4,092	3,024	2,259
Total liabilities and shareholders' equity			R$ 10,933	R$ 8,231	R$ 6,419